HARTFORD VALUE HLS FUND
Hartford Value HLS Fund

DECEMBER 14, 2017

SUPPLEMENT TO THE

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2017, AS LAST SUPPLEMENTED SEPTEMBER 28, 2017

(HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)	Effective January 1, 2018, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its contractual management fee rate set forth in the investment management agreement for the Hartford Value HLS Fund.

a.	Accordingly, effective January 1, 2018, under the heading “Hartford Value HLS Fund Summary Section – Your Expenses,” the Annual Fund Operating Expenses table as well as the expense examples will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HARTFORD VALUE HLS FUND		IA	IB
Management fees	[1]	0.66%	0.66%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.05%	0.05%
Total annual fund operating expenses		0.71%	0.96%
[1]	"Management fees" have been restated to reflect current fees.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - HARTFORD VALUE HLS FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
IA	73	227	395	883
IB	98	306	531	1,178

Expense Example, No Redemption - HARTFORD VALUE HLS FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
IA	73	227	395	883
IB	98	306	531	1,178

This Supplement should be retained with your Prospectus for future reference.